Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Current	$ 4,007	$ 4,514
Non-current	15,088	11,973
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	3,681	3,421
Movement in provision	2,824	260
Utilised	(515)	(448)
Change in cost estimate	3,700	(33)
Amortisation of discounting impacting net finance costs	506	452
Exchange translation	(867)	289
Current	1,500	1,876
Non-current	5,005	1,805
At the end of the financial year	$ 6,505	$ 3,681